11. Property, Plant and Equipment, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3,200	$ 1,981	$ 1,204
Impairment of property, plant and equipment	$ 0	$ 2,235	$ 0